DERIVATIVES - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) entity	Dec. 31, 2014 USD ($) entity
Derivative [Line Items]
Maximum derivative notional position as a percentage of assets	35.00%
Maximum credit exposure as a percentage of capital	3.00%
Maximum single counterparty credit risk exposure	$ 20,000
Number of counterparties | entity	9	9
Interest-bearing deposit swap	$ 1,098,132	$ 823,585
Interest Rate Cash Flow Hedge Derivative at Fair Value, Net		(1,700)
Derivative Liability	14,179	11,916
Cash Flow Hedging [Member]
Derivative [Line Items]
Interest-bearing deposit swap		150,000
Credit Risk Contract [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts	100	58
Interest-bearing deposit swap	33,600	26,400
Other Credit Derivatives [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts	100
Interest-bearing deposit swap	25,100
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Interest-bearing deposit swap	18,500
Derivative [Member] | Other Liabilities [Member]
Derivative [Line Items]
Interest-bearing deposit swap	551,700	566,200
Derivative Liability	$ 13,400	$ 12,400